Segmented information - Results of Operations and Assets for Segments (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue
Revenue	CAD 1,977,809	CAD 1,096,018
Fuel, power and water purchased	510,400	295,315
Net revenue	1,467,409	800,703
Operating expenses	598,658	333,001
Administrative expenses	64,466	46,349
Depreciation and amortization	326,447	186,899
Gain on foreign exchange	373	(436)
Operating income	477,465	234,890
Interest expense	202,631	131,592
Interest, dividend, equity and other income	(11,989)	(10,573)
Other expenses (gain)	60,783	(15,639)
Earnings (loss) before income taxes	226,040	129,510
Property, plant and equipment	7,909,493	4,889,946
Equity-method investees	40,479	64,419
Total assets	10,533,635	8,249,460
Capital expenditures	740,023	405,743
Liberty Power Group
Revenue
Revenue	300,173	265,949
Fuel, power and water purchased	25,384	21,260
Net revenue	274,789	244,689
Operating expenses	86,675	72,346
Administrative expenses	20,777	19,656
Depreciation and amortization	103,038	80,094
Gain on foreign exchange	0	0
Operating income	64,299	72,593
Interest expense	47,565	21,847
Interest, dividend, equity and other income	(3,723)	32
Other expenses (gain)	2,282	(14,403)
Earnings (loss) before income taxes	18,175	65,117
Property, plant and equipment	2,818,697	2,455,336
Equity-method investees	37,273	59,021
Total assets	3,103,999	2,771,651
Capital expenditures	211,328	141,420
Liberty Utilities Group
Revenue
Revenue	1,677,636	830,069
Fuel, power and water purchased	485,016	274,055
Net revenue	1,192,620	556,014
Operating expenses	511,983	260,595
Administrative expenses	42,900	26,272
Depreciation and amortization	222,088	105,448
Gain on foreign exchange	0	0
Operating income	415,649	163,699
Interest expense	126,790	50,671
Interest, dividend, equity and other income	(5,449)	(5,282)
Other expenses (gain)	(4,250)	(11,690)
Earnings (loss) before income taxes	298,558	130,000
Property, plant and equipment	5,047,454	2,390,047
Equity-method investees	2,784	2,314
Total assets	7,299,576	5,388,966
Capital expenditures	528,695	264,323
Corporate
Revenue
Revenue	0	0
Fuel, power and water purchased	0	0
Net revenue	0	0
Operating expenses	0	60
Administrative expenses	789	421
Depreciation and amortization	1,321	1,357
Gain on foreign exchange	373	(436)
Operating income	(2,483)	(1,402)
Interest expense	28,276	59,074
Interest, dividend, equity and other income	(2,817)	(5,323)
Other expenses (gain)	62,751	10,454
Earnings (loss) before income taxes	(90,693)	(65,607)
Property, plant and equipment	43,342	44,563
Equity-method investees	422	3,084
Total assets	130,060	88,843
Capital expenditures	CAD 0	CAD 0